GMO Implementation Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	154 Months Ended
		Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.33%)	1.35%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		18.67%	11.16%	9.95%
GMO Implementation Fund
Prospectus [Line Items]
Average Annual Return, Percent			5.01%	2.81%	3.30%	4.65%
Performance Inception Date		Mar. 01, 2012
GMO Implementation Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]		3.47%	1.68%	2.32%	3.87%
GMO Implementation Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]		3.76%	1.95%	2.34%	3.54%
GMO Implementation Fund | Consumer Price Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			2.86%	4.21%	3.01%	2.60%
GMO Implementation Fund | Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.09%	2.69%	2.53%	1.84%
GMO Implementation Fund | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.33%)	1.35%	1.62%
GMO Implementation Fund | MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]		18.67%	11.16%	9.95%	10.48%

[1]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
[2]	After-tax returns do not reflect distributions made by the Fund for all periods prior to July 1, 2015, the date on which the Fund elected to be treated as a corporation for U.S. federal income purposes. Further, as described in “Distributions and Taxes,” the Fund elected to be treated and intends to qualify and be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, for U.S. federal income tax purposes.
[3]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.